Current Tax and Deferred Taxes - Schedule of Reconciliation of Effective Tax Rate (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Effective Tax Rate [Abstract]
Income tax calculated on net income before tax percentage		27.00%	27.00%	27.00%
Income tax calculated on net income before tax		$ 427,161	$ 457,958	$ 468,453
Additions or deductions percentage	[1]	(5.92%)	(8.04%)	(10.93%)
Additions or deductions	[1]	$ (93,726)	$ (136,285)	$ (189,722)
Other percentage		0.01%	0.03%	0.60%
Other		$ 166	$ 441	$ 10,478
Effective rate and income tax expense percentage		21.09%	18.99%	16.67%
Effective rate and income tax expense		$ 333,601	$ 322,114	$ 289,209

[1]	The deductions of the tax rate for 2024, 2023 and 2022 mainly relate to permanent differences between tax and financial accounting rules.